Summary of significant accounting policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Building [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	20 years
Leasehold improvements [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives, description	Shorter of the lease term and the estimated useful lives of the assets
Motor vehicles [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	5 years
Equipment, fixture and furniture, and other fixed assets [Member] | Minimum [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	2 years
Equipment, fixture and furniture, and other fixed assets [Member] | Maximum [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	10 years